Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Impaired loans individually evaluated for impairment	$ 20,361	$ 27,254
Impaired loans were evaluated based on the fair value of the loan's collateral	17,700	24,200
Individually evaluated for impairment	258	3,044
Impaired loans with no reserve allocation	$ 17,664	$ 16,627
Impaired loans required no reserve allocation, percentage (in percent)	87.00%	61.00%